Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2012	Apr. 14, 2012 Cash Genie [Member]	Nov. 13, 2012 Acquisition [Member] Cash Genie [Member]	Sep. 30, 2012 Acquisition [Member] Cash Genie [Member]	Nov. 13, 2012 Common Class A [Member] Acquisition [Member] Cash Genie [Member]
Subsequent Event [Line Items]
Ownership interest		72.00%	95.00%	72.00%
Increase in voting interests			23.00%
Shares issued to acquire additional interest (in shares)	387,924				592,461
Shares issued to acquire additional interest					$ 10.4